Financial Instruments and Risk Management, Fair value (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025
Fair value of financial assets and financial liabilities [Abstract]
Total	$ 8,805	$ 762
Other Financial assets at fair value through other comprehensive income [Member]
Fair value of financial assets and financial liabilities [Abstract]
Financial assets, at fair value	8,805	659
Trade and other receivables [Member]
Fair value of financial assets and financial liabilities [Abstract]
Financial assets, at fair value		103
Level 1 [Member]
Fair value of financial assets and financial liabilities [Abstract]
Total	8,805	659
Level 1 [Member] | Other Financial assets at fair value through other comprehensive income [Member]
Fair value of financial assets and financial liabilities [Abstract]
Financial assets, at fair value	8,805	659
Level 1 [Member] | Trade and other receivables [Member]
Fair value of financial assets and financial liabilities [Abstract]
Financial assets, at fair value		0
Level 2 [Member]
Fair value of financial assets and financial liabilities [Abstract]
Total	0	103
Level 2 [Member] | Other Financial assets at fair value through other comprehensive income [Member]
Fair value of financial assets and financial liabilities [Abstract]
Financial assets, at fair value	0	0
Level 2 [Member] | Trade and other receivables [Member]
Fair value of financial assets and financial liabilities [Abstract]
Financial assets, at fair value		103
Level 3 [Member]
Fair value of financial assets and financial liabilities [Abstract]
Total	0	0
Level 3 [Member] | Other Financial assets at fair value through other comprehensive income [Member]
Fair value of financial assets and financial liabilities [Abstract]
Financial assets, at fair value	$ 0	0
Level 3 [Member] | Trade and other receivables [Member]
Fair value of financial assets and financial liabilities [Abstract]
Financial assets, at fair value		$ 0